Earnings / (Loss) per share (Details Narrative)	12 Months Ended
Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of anti-dilutive shares	271,038
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of anti-dilutive shares	104,250